Related party transactions (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended							12 Months Ended
	Nov. 30, 2017	Aug. 31, 2016	Dec. 31, 2015	Aug. 31, 2014	Apr. 30, 2014	Aug. 31, 2013	Jul. 31, 2013	Dec. 31, 2015	Dec. 31, 2016
Shareholder [Member]
Related Party Transaction [Line Items]
Salaries, Wages and Officers' Compensation		$ 30					$ 1
Payments for Other Fees	$ 50			$ 25
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		30,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 8.10
Employee [Member]
Related Party Transaction [Line Items]
Payments for Other Fees			$ 15
Family Of Shareholder [Member]
Related Party Transaction [Line Items]
Payments for Other Fees			$ 1
Advisor [Member]
Related Party Transaction [Line Items]
Salaries, Wages and Officers' Compensation								$ 28
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Salaries, Wages and Officers' Compensation				19		$ 15		$ 250
One Time Bonus				90
Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Salaries, Wages and Officers' Compensation					$ 15	$ 6
One Time Bonus				$ 80
Payments For Bonus									$ 70